united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of Principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 3/31/15

Item 1. Reports to Stockholders.

EQUINOX BLUECREST

SYSTEMATIC MACRO FUND

CLASS I SHARES: EBCIX

ANNUAL REPORT

MARCH 31, 2015

1-888-643-3431

WWW.EQUINOXFUNDMANAGEMENT.COM

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer to buy shares of the Equinox BlueCrest Systematic Macro Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Equinox BlueCrest Systematic Macro Fund:

Annual Letter to Shareholders for the Year Ended March 31, 2015

The Equinox BlueCrest Systematic Macro Fund (the “Fund”) was launched on the Equinox Alternative Strategy Platform (“EASP”) on June 17, 2014 with an initial NAV of $10.00 per share.

The Fund’s investment objective is to seek long-term capital appreciation, which it pursues by investing (a) directly or (b) indirectly through its wholly-owned subsidiary, in a combination of

(i)	derivative instruments such as swap agreements that provide exposure to a managed futures program[1] directed by Systematica Investments Limited (the “Systematica Program”);[2] and

(ii)	a fixed-income portfolio.

Performance of the Fund, June 17, 2014 to March 31, 2015

Name	Ticker	Inception- to-Date Cumulative Return	Inception Date
Equinox BlueCrest Systematic Macro Fund – Class I	EBCIX	9.50%	6/17/2014

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Performance displayed represents past performance, which is not a guarantee of future results. Total returns reflect the reinvestment of all dividends.

[1]	A “Managed Futures Program” generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts. Please see the Fund’s Prospectus for a detailed description of the Fund’s investment strategy.

[2]	Systematica Investments Limited, in its capacity as general partner of Systematica Investments LP (“Systematica”), is a commodity trading advisor (“CTA”) registered with the U.S. Commodity Futures Trading Commission. Prior to January 1, 2015, the Systematica Program was known as the BlueCrest Program and was run by Leda Braga and her team of investment professionals who now control and manage Systematica. BlueCrest Capital Management Limited, an investment advisory firm, holds a minority interest in Systematica and its affiliates. BlueCrest Capital Management Limited, acting solely in its capacity as general partner of BlueCrest Capital Management LP, was the previous investment manager to Systematica’s clients, and as of January 1, 2015, Systematica’s clients assigned their investment management agreements to and appointed Systematica as their investment manager. As the Fund launched while the Systematica team was at BlueCrest Capital Management Limited, the Fund included “BlueCrest” in its name. However, as of January 1, 2015, BlueCrest Capital Management Limited and its affiliates do not manage the Systematica Program, and the use of “BlueCrest” in the name of the Fund should not imply or indicate otherwise.

Returns of the Fund’s shares for the (stub) fiscal year are shown in the Table above. The Fund’s primary investment allocation is to the Systematica Program, a diversified, systematic global macro futures trading program that utilizes both trend and non-trend strategies. The Fund’s fixed income investments were in cash, cash equivalents and short-dated (less than one year) Treasury securities. As of March 31, 2015, the Fund had positive performance since inception.

The Systematica Program’s (and consequently the Fund’s) market exposure continues to be diversified across six sectors. As of March 31, 2015, measured in terms of Value-at-Risk or VaR, Equity Indices (40%) and Bonds/Interest Rates (26%) represented the largest exposures, followed by Currencies (13%). Energy (9%), Agricultural Commodities (9%) and Metals (3%) made up the balance. It is worth noting that the Systematica Program has long-term target risk exposures to various sectors. The actual sector risk exposures at any time are a function of the signals generated by the trading models: when there are more trends in markets, whether up or down, actual sector risk exposures will tend to be higher. It is also worth distinguishing between “gross” and “net” risk exposures: for example, a sector that has long positions whose risk exposure is 10% and short positions whose risk exposure is 5% will be shown as having a gross risk exposure of 15%, even though its “net” exposure would be 5% long.

In terms of performance attribution, Bonds/Interest Rates were the largest positive contributors to performance, followed by Currencies. The other four sectors were virtually flat.

Market Commentary and Outlook

The “risk on, risk off” climate that had prevailed since 2011 ended towards the fourth quarter of 2013. As fundamental economic forces began making their presence felt and asset classes and sectors became more “normally” correlated, price discovery and trends returned to markets, and managed futures performance improved. These conditions boosted the performance of the managed futures asset class during 2014, and the scenario has persisted into the first quarter of 2015.

More than six years into the current bull run, market professionals continue to express the view that prevailing levels in equities may not be sustainable. So far, they have been proven wrong. Forecasters of interest rates, who have been calling for higher rates for at least the last couple of years, have also been off the mark – so far. Of course, it is true that all asset classes do inevitably go through cycles, but it is increasingly clear that both investors and pundits appear to be equally inept at predicting the future, and attempts to tactically time markets usually end up detracting from performance. On the other hand, managed futures, as an asset class, does not generally seek to predict trends or call market tops and bottoms, which is one of the factors responsible for its attractive long-term historical track record.

Although the Fund has been in operation only for a fairly short period, Systematica (as part of BlueCrest) itself has a track record in these types of strategies that dates back several years. These types of trading programs have historically offered very useful diversification benefits, along with what we view as attractive risk-adjusted long-term returns over multiple market cycles. In our opinion, the Fund and the managed futures asset class could continue to offer these potential benefits in the future. The macro environment is still challenging and the outlook for markets remains fraught with uncertainty. Some of the risks and uncertainty we perceive on the horizon for the coming year include: Fed policy in the U.S., the European Central Bank’s quantitative easing, volatility in energy and commodity prices, the slowing global economy, and continuing geopolitical tensions in various parts of the world (Ukraine, Yemen, Iran, etc.). Given these risks, market volatility could turn significantly higher than it has been during the last several years.

Difficult market conditions, the prevailing climate of economic and geopolitical uncertainty, and the unpredictable nature of financial markets pose serious challenges for investors and investment professionals. As always, we encourage investors to focus on holding portfolios that contain a strategic mix of traditional assets and alternative asset classes, appropriate for their long-term goals. Well-balanced portfolios may display lower volatility, while also affording opportunities for potential long-term growth. We believe that the Fund could play an important role in such a portfolio.

Definitions

A Trend-Following Strategy seeks to capitalize on momentum or price trends across global asset classes by taking either long or short positions as a trend is underway. Price trends are created when investors are slow to act on new information or sell prematurely and hold on to losing investments too long. Price trends continue when investors continue to buy an investment that is going up in price or sell an investment that is going down in price.

A Derivative Contract is a financial contract which derives its value from the performance of another entity such as an asset, index, or interest rate, called the “underlying”. Derivatives are one of the three main categories of financial instruments, the other two being equities (i.e. stocks) and debt (i.e. bonds and mortgages).

Long Position refers to the buying of a security with the expectation that the asset will rise in value. There is risk of loss. You can lose money by utilizing a long position. There is no assurance that any investment strategy will be profitable, or that they will be able to avoid losses.

Risk-Adjusted Returns are a concept that refines an investment’s return by measuring how much risk is involved in producing that return, which is generally expressed as a number or rating. Risk-adjusted returns are applied to individual securities and investment funds and portfolios.

Short Position is a position whereby an investor sells a security in which they do not own in anticipation of a price decline. The investor is then required to return an equal number of shares at some point in the future. There is risk of loss. You can lose money by utilizing a short position. There is no assurance that any investment strategy will be profitable, or that they will be able to avoid losses.

Value-at-Risk (VAR) is a statistical technique used to measure and quantify the level of financial risk within a firm or investment portfolio over a specific time frame. Value at risk is used by risk managers in order to measure and control the level of risk which the firm undertakes.

5260-NLD-04/24/2015
EASP934

Equinox BlueCrest Systematic Macro Fund
PORTFOLIO REVIEW
March 31, 2015 (Unaudited)

The Fund’s performance figures* for the period ended March 31, 2015, as compared to its benchmark:

Start of Performance ** - March 31, 2015
Equinox BlueCrest Systematic Macro Fund
Class I	9.50%
S&P 500 Total Return Index ^	8.19%
BTOP 50 Index ****	17.98%

*	The Performance data quoted is historical. The performance comparison includes reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares. Performance figures for periods greater than one year are annualized. Per the fee table in the January 14, 2015 prospectus, the Fund’s total annual net operating expense ratio is 0.79% for Class I shares. For performance information current to the most recent month-end please call 1-888-643-3431.

**	Commencement of operations is June 17, 2014.

^	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

****	The Barclays BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclays CTA Universe. For 2015 there are 20 funds in the BTOP50 Index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
U.S. Treasury Notes	49.3%
U.S. Treasury Bill	21.3%
Other Assets Less Liabilities	29.4%
100.0%

Please refer to the Consolidated Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Equinox BlueCrest Systematic Macro Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS

March 31, 2015

Principal Amount		Coupon Rate %	Maturity Date	Fair Value
	U.S. TREASURY NOTES - 49.3%
$5,000,000	United States Treasury Note	2.1250	12/31/2015	$5,070,310
10,000,000	United States Treasury Note	4.1250	5/15/2015	10,046,880
12,500,000	United States Treasury Note	4.2500	8/15/2015	12,692,387
	TOTAL U.S. TREASURY NOTES (Cost $27,812,476)			27,809,577

	SHORT-TERM INVESTMENT - 21.3%
	U.S. TREASURY BILL - 21.3%
12,000,000	United States Treasury Bill (Cost - $11,982,670) (a)	0.1850	1/7/2016	11,982,670

	TOTAL INVESTMENTS - 70.6% (Cost $39,795,146) (b)			$39,792,247
	OTHER ASSETS LESS LIABILITIES - NET - 29.4%			16,595,327
	TOTAL NET ASSETS - 100.0%			$56,387,574

(a)	Discount rate at time of purchase.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $39,795,146 and differs from market value by net unrealized appreciation/(depreciation) of other securities as follows:

Unrealized appreciation	$442
Unrealized depreciation	(3,341)
Net unrealized depreciation	$(2,899)

Unrealized
Depreciation
SWAP CONTRACT +

Total return swap with Morgan Stanley. The swap provides exposure to the total returns of the Diversified Program of BlueCrest & Company, Inc. (“BlueCrest”) calculated on a daily basis with reference to a customized reference index that is proprietary to Morgan Stanley. The reference index is comprised at any given time of trading positions selected by BlueCrest that include over- the-counter foreign exchange and currency option transactions and exchange traded futures and options in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. Under the terms of the swap, the Advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on June 18, 2014 and has a term of five years therefrom unless earlier terminated. (Notional Value $55,840,879)	$(11,327)
Total Net Unrealized Depreciation on Swap Contract	$(11,327)

+	All or a portion of this investment is a holding of Equinox BlueCrest Systematic Macro Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox BlueCrest Systematic Macro Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
March 31, 2015

ASSETS
Investment securities:
At cost	$39,795,146
At fair value	$39,792,247
Cash and cash equivalents	4,380,342
Cash held at broker *	11,756,500
Interest receivable	248,860
Receivable for swap	309,160
Prepaid expenses & other assets	14,969
TOTAL ASSETS	56,502,078

LIABILITIES
Unrealized depreciation on swap contract	11,327
Advisory fee payable	36,927
Accrued expenses and other liabilities	66,250
TOTAL LIABILITIES	114,504
NET ASSETS	$56,387,574

Net Assets Consist Of:
Paid in capital	$51,627,011
Accumulated net investment loss	(285,750)
Accumulated net realized gain from investments and swap contract	5,060,539
Net unrealized depreciation on investments and swap contract	(14,226)
NET ASSETS	$56,387,574

Net Asset Value Per Share:
Class I Shares:
Net Assets	$56,387,574
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,151,699
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.95

*	All of this balance has been pledged as collateral for swap contract.

See accompanying notes to consolidated financial statements.

Equinox BlueCrest Systematic Macro Fund

CONSOLIDATED STATEMENT OF OPERATIONS

For the Period Ended March 31, 2015 (a)

INVESTMENT INCOME
Interest	$29,369
TOTAL INVESTMENT INCOME	29,369

EXPENSES
Investment advisory fees	256,172
Audit fees	38,228
Registration fees	36,065
Accounting services fees	30,827
Administrative services fees	24,572
Compliance officer fees	7,927
Legal fees	7,420
Insurance expense	7,364
Transfer agent fees	6,239
Custodian fees	4,635
Trustees fees and expenses	4,572
Printing and postage expenses	3,808
Non 12b-1 shareholder services fee	19
Other expenses	7,063
TOTAL EXPENSES	434,911

Less: Fees waived by the Advisor	(119,792)

NET EXPENSES	315,119
NET INVESTMENT LOSS	(285,750)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(986)
Swap contract	5,061,525
5,060,539
Net change in unrealized depreciation on:
Investments	(2,899)
Swap contract	(11,327)
(14,226)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	5,046,313

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,760,563

(a)	The Equinox BlueCrest Systematic Macro Fund commenced operations on June 17, 2014.

See accompanying notes to consolidated financial statements.

Equinox BlueCrest Systematic Macro Fund

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2015 (a)
FROM OPERATIONS
Net investment loss	$(285,750)
Net realized gain on investments and swap contract	5,060,539
Net change in unrealized depreciation on investments and swap contract	(14,226)
Net increase in net assets resulting from operations	4,760,563

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	51,718,313
Payments for shares redeemed:	(91,302)
Net increase in net assets from shares of beneficial interest	51,627,011

TOTAL INCREASE IN NET ASSETS	56,387,574

NET ASSETS
Beginning of Period	—
End of Period*	$56,387,574
* Includes accumulated net investment loss of:	$(285,750)

SHARE ACTIVITY
Class I:
Shares Sold	5,160,321
Shares Redeemed	(8,622)
Net increase in shares of beneficial interest outstanding	5,151,699

(a)	The Equinox BlueCrest Systematic Macro Fund commenced operations on June 17, 2014.

See accompanying notes to consolidated financial statements.

Equinox BlueCrest Systematic Macro Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class I
	Period Ended
	March 31, 2015 (1)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment loss (2)	(0.06)
Net realized and unrealized gain on investments and swap contract	1.01
Total from investment operations	0.95

Net asset value, end of period	$10.95

Total return (3)	9.50%

Net assets, at end of period (000’s)	$56,388

Ratio of gross expenses to average net assets (4)	1.09	% (5)
Ratio of net expenses to average net assets	0.79	% (5)
Ratio of net investment loss to average net assets	(0.72	)% (5)
Portfolio Turnover Rate	0	% (6)

(1)	The Equinox BlueCrest Systematic Macro Fund commenced operations on June 17, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized.

(6)	Not annualized

See accompanying notes to consolidated financial statements.

Equinox BlueCrest Systematic Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
March 31, 2015

1.	ORGANIZATION

The Equinox BlueCrest Systematic Macro Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Equinox Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund began operations on June 17, 2014. The Fund currently offers Class I (Institutional) Shares that are offered at net asset value. The investment objective of the Fund is to achieve long term capital appreciation.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Equinox BlueCrest Systematic Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2015

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Equinox BlueCrest Systematic Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2015

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Notes	$27,809,577	$—	$—	$27,809,577
U.S. Treasury Bill	11,982,670	—	—	11,982,670
Total	$39,792,247	$—	$—	$39,792,247

Liabilities	Level 1	Level 2	Level 3	Total
Swap Contract	$—	$11,327	$—	$11,327
Total	$—	$11,327	$—	$11,327

There were no transfers in to or out of any level during the current period presented. It is the Fund’s policy to record transfers between levels at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – The Consolidated Financial Statements of the Fund include the accounts of Equinox BlueCrest Systematic Macro Fund Limited (“EBCS-CFC”), a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

Equinox BlueCrest Systematic Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2015

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

EBCS-CFC utilizes commodity based derivative products to facilitate the Fund’s pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, the Fund may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s Prospectus.

A summary of the Fund’s investments in the EBCS-CFC is as follows:

			% Of the Fund’s
	Inception Date of	EBCS-CFC Net Assets at	Total Net Assets at
	EBCS-CFC	March 31, 2015	March 31, 2015
EBCS-CFC	6/18/2014	$12,903,251	22.88%

For tax purposes, EBCS-CFC is an exempted Cayman investment company. EBCS-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, EBCS-CFC is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, EBCS-CFC’s net income and capital gains, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Equinox BlueCrest Systematic Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2015

Credit risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that part of the Fund’s cash is held at the Broker. The Fund could be unable to recover assets held at the Broker, including assets directly traceable to the Fund, in the event of the Broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a financial institution in an amount that is in excess of federally insured limits.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the Fund’s 2015 return. The Fund identifies its major tax jurisdictions as U.S. Federal, Colorado and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Equinox BlueCrest Systematic Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2015

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular Fund in the Trust are borne by that Fund. Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Trust or another reasonable basis.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations. Realized gains and losses from a decrease in the notional value swap are recognized on trade date. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

EBCS-CFC maintains cash equal to at least 20% of the notional value of the swap, as collateral to secure its obligations under the swap. The cash maintained as collateral is recorded as cash held at broker on the Consolidated Statement of Assets and Liabilities. As of March 31, 2015, the notional value of the swap was $55,840,879. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety. As of March 31, 2015, the net change in unrealized depreciation on the swap contract was $11,327. For the period ended March 31, 2015, the Fund had realized gains of $5,061,525 from the swap contract.

Equinox BlueCrest Systematic Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2015

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of March 31, 2015:

Location on the Consolidated Statement of Assets and Liabilities
Derivatives Investment Type	Liability Derivatives
Equity/Currency/ Commodity/Interest Rate Contracts	Unrealized depreciation on swap contract

Fair Values of Derivative Instruments as of March 31, 2015:

Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value
Mixed; interest rate, equity and foreign exchange contracts:	Unrealized depreciation on swap contract
	Net Assets - Net Unrealized Depreciation	$11,327	*

		$11,327

*	Includes cumulative appreciation/depreciation of swaps contracts as reported in the Consolidated Portfolio of Investments.

The effect of Derivative Instruments on the Consolidated Statement of Operations for the period ended March 31, 2015:

			Change in
			Unrealized
Contract Type/	Location of Gain or (Loss) On	Realized Gain	Depreciation
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives

Mixed; interest rate, equity and foreign exchange contracts:	Net realized gain on swap contract	$5,061,525
	Net change in unrealized depreciation on swap contract		$(11,327)
Total		$5,061,525	$(11,327)

The notional value of the derivative instruments outstanding as of March 31, 2015 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Equinox BlueCrest Systematic Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2015

Offsetting of Financial Assets and Derivative Assets

It is the Fund’s policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of swap contracts. During the period ended March 31, 2015, the Fund is subject to a master netting arrangement for the swaps. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2015.

Gross Amounts Not Offset in the
Consolidated Statement of Assets &
Liabilities:					Liabilities
			Gross Amounts	Net Amounts of
			Offset in the	Liabilities Presented
	Gross Amounts		Consolidated	in the Consolidated
	of Recognized		Statement of	Statement of Assets &	Financial	Cash Collateral
Description	Liabilities		Assets & Liabilities	Liabilities	Instruments	Pledged		Net Amount
Unrealized Depreciation on Swap Contract	$11,327	(1)	$—	$11,327	$—	$11,327	(2)	$—
Total	$11,327		$—	$11,327	$—	$11,327		$—

(1)	Gross unrealized depreciation as presented in the Portfolio of Investments.

(2)	The table above does not include additional cash collateral pledged to the counterparty. Additional financial instruments pledged as collateral as of March 31, 2015 was $11,756,500.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended March 31, 2015, cost of purchases and proceeds from sales of U.S. Government securities, other than short-term investments, amounted to $15,700,781 and $0, respectively.

Equinox BlueCrest Systematic Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2015

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Equinox Fund Management, LLC (the “Advisor”) serves as the Fund’s investment advisor. Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.64% of the Fund’s average daily net assets. For the period ended March 31, 2015, the Advisor earned fees of $256,172.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until July 29, 2016, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 0.79% per annum of the Fund’s average daily net assets for Class I shares. For the period ended March 31, 2015, the Advisor waived fees in the amount of $119,792.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than 0.79% of average daily net assets attributable to Class I shares, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 0.79% of average daily net assets for Class I. If Fund operating expenses attributable to Class I shares subsequently exceed 0.79% per annum of the average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. Pursuant to the Waiver Agreement, the following amounts are subject to recapture by the Fund by the following dates:

3/31/2018	$119,792

The Distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Trust, on behalf of the Fund, has adopted the Trust’s Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 as amended (the “Plan”), to pay for certain distribution activities and shareholder services. During the period ended March 31, 2015, the Fund did not pay distribution related charges pursuant to the Plan.

Equinox BlueCrest Systematic Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2015

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of March 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$4,764,448	$—	$(986)	$—	$—	$(2,899)	$4,760,563

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(losses), and unrealized depreciation from investments is primarily attributable to the tax adjustments relating to the Fund’s holding in Equinox BlueCrest CFC. At March 31, 2014, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$986	$—	$986

Equinox BlueCrest Systematic Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2015

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of March 31, 2015, beneficial ownership in excess of 25% is as follows:

	Beneficial Owner	% of Outstanding Shares
BlueCrest Systematic Macro Fund	BlueCrest Capital Opportunities Ltd.	97%

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the consolidated financial statements were issued. Management has concluded that there were no events or transactions requiring adjustment or disclosure in the consolidated financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Equinox Funds Trust
and the Shareholders of Equinox BlueCrest Systematic Macro Fund

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of Equinox BlueCrest Systematic Macro Fund (the Fund), a series of Equinox Funds Trust, as of March 31, 2015, and the related statements of operations, changes in net assets and the financial highlights for the period from June 17, 2014 (commencement of operations) through March 31, 2015. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Equinox BlueCrest Systematic Macro Fund as of March 31, 2015, and the results of their operations, the changes in their net assets and the financial highlights for the period from June 17, 2014 (commencement of operations) through March 31, 2015 in conformity with accounting principles generally accepted in the United States of America.

/s/ McGladrey LLP

Denver, Colorado
June 1, 2015

Equinox BlueCrest Systematic Macro Fund
EXPENSE EXAMPLES
March 31, 2015

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 through March 31, 2015.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ending
	Beginning	Account		Annualized
	Account Value	Value	Expenses Paid	Expense
Actual	10-01-14	03-31-15	During Period*	Ratio
Class I	1,000.00	1,111.70	4.16	0.79%

Ending
Hypothetical	Beginning	Account	Expenses Paid	Annualized
(5% return before expenses)	Account Value	Value	During Period*	Expense
	10-01-14	03-31-15	10/1/14 – 3/31/15	Ratio
Class I	1,000.00	1,020.99	3.98	0.79%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Equinox BlueCrest Systematic Macro Fund
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2015

Independent Trustees

Name, Address and Year of Birth	Position(s) Held/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships*** held by Trustee During Last Five Years
David P. Demuth 1945	Trustee Since December 2010	Consultant, CFO Consulting Partners, LLC from May 2006 to present.	7	None
Kevin R. Green 1954	Trustee Since December 2010	Founding Managing Director, TripleTree, LLC (investment banking consulting firm) from 1997 to present.	7	Director of BlueCross BlueShield of Minnesota (healthcare services).
Jay Moorin 1951	Trustee Since December 2010	Managing Partner, ProQuest Management, LLC from September 1998 to present.	7	Director of Novacea Inc. (pharmaceutical company; now Transcept Pharmaceuticals, Inc.) from May 2006 to October 2008.

Interested Trustee

Name, Address and Year of Birth	Position(s) Held/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships*** held by Trustee During Last Five Years
Robert J. Enck 1962	Chairman, Trustee, President and Principal Executive Officer Since December 2010	President and Chief Executive Officer, Equinox Fund Management, LLC from March 2007 to present.	7	Executive Committee Member of The Frontier Fund (commodity pool).

Equinox BlueCrest Systematic Macro Fund
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2015 (Continued)

Executive Officers

Name, Address and Year of Birth	Position(s) Held/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships*** held by Trustee During Last Five Years
Vance J. Sanders 1967	Treasurer and Principal Financial Officer Since December 2010	Controller and Chief Technology Officer, Equinox Fund Management (since 2008); Consultant	N/A	N/A
Philip Liu 1973	Secretary Since December 2010	General Counsel, Equinox Fund Management, LLC (since 2009); Sr. Vice President, HSBC Bank USA, N.A. from (2007 – 2009).	N/A	N/A
Laura Szalyga 80 Arkay Drive Hauppauge, NY 11788 1978	Assistant Treasurer since August 2014	Assistant Vice President of Fund Administration, Gemini Fund Services, LLC (since 2011); Assistant Vice President of Fund Administration, BNY Mellon (2004-2011).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 1976	Assistant Secretary Since December 2010	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009-2011); Assistant Senior Vice President of Legal Administration, Gemini Fund Services, LLC (2008-2011).	N/A	N/A
Emile R. Molineaux 80 Arkay Drive Hauppauge, NY 11788 1962	Chief Compliance Officer and Anti- Money Laundering Officer Since December 2010	General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2003-2011); CCO of Various clients of Northern Lights Compliance Services, LLC, (Secretary 2003-2011 and Senior Compliance Officer since 2011)	N/A	N/A

*	Each Trustee and Officer shall serve until death, resignation or removal.

**	The term “Fund Complex” refers to the Equinox Funds Trust.

***	Directorships are held in a company with a class of securities registered pursuant to section 12 of the Securities Exchange Act or subject to the requirements of section 15(d) of the Securities Exchange Act or a company registered as an investment company under the 1940 Act.

PRIVACY NOTICE

Rev. August 2011

FACTS	WHAT DOES EQUINOX FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Equinox Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Equinox Funds Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-643-3431

Rev. August 2011

Who we are
Who is providing this notice?	Equinox Funds Trust
What we do
How does Equinox Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Equinox Funds Trust collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

  ■       Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■       Affiliates from using your information to market to you

■       Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Equinox Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Equinox Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Equinox Funds Trust doesn’t jointly market.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR
Equinox Fund Management, LLC
1775 Sherman Street, Suite 2500
Denver, CO 80203

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. (a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's Principal executive officer, Principal financial officer, Principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert. (a)(1)ii The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction. At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity. The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2015 - $30,000

(b)	Audit-Related Fees

2015 - None

(c)	Tax Fees

2015 - $8,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2014 - None

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2015

Audit-Related Fees: 0.00%

Tax Fees: 0.00%

All Other Fees: 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the Principal accountant's engagement were attributed to work performed by persons other than the Principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2015 - None

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the Principal accountant’s independence. No such services were rendered.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the Principal executive officer and Principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal executive officer and Principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 8/1/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 8/1/2016

By (Signature and Title)

/s/ Vance J. Sanders

Vance J. Sanders, Principal Financial Officer

Date 8/1/2016